NORTHWESTERN MUTUAL SERIES FUND, INC.

720 EAST WISCONSIN AVENUE

MILWAUKEE, WISCONSIN 53202-4797

May 5, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northwestern Mutual Series Fund, Inc. (“Registrant”)
1933 Act Post-Effective Amendment No. 62
Registration No.’s 2-89971; 811-3990
EDGAR CIK No. 0000742212

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we certify that the form of Prospectus and Statement of Additional Information, each dated May 1, 2016, that would have been filed under paragraph (c) of Rule 497, would not have differed from those contained in Post-Effective Amendment No. 62 (“Amendment”) to the Registrant’s Registration Statement on Form N-1A. Such Amendment was filed electronically via EDGAR on April 29, 2016.

Regards,

/s/ MICHAEL J. CONMEY

Michael J. Conmey
Assistant General Counsel
Northwestern Mutual